CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Current Assets
Cash	$ 832,078	$ 1,031,486	$ 1,174,950
Accounts receivable			221
Inventory	73,575	75,910	101,300
Prepaid expenses and other current assets	118,440	127,880	94,439
Total Current Assets	1,024,093	1,235,276	1,370,910
Property and equipment, net	47,066	55,270	59,286
Intangible assets, net	27,316	13,887	13,783
Deferred registration costs	70,301	72,532
Total Assets	1,168,776	1,376,965	1,443,979
Current Liabilities
Accounts payable	13,089	13,503	13,261
Accrued expenses and other payables	64,987	150,283	66,975
Advance for sale of common stock			675,235
Loan payable-shareholder		27,058	129,874
Total Current Liabilities	78,076	190,844	885,345
Stockholders' Equity
Common stock, $0.001 par value, 375,000,000 shares authorized, 19,170,846 and 18,870,346 shares issued and outstanding at June 30, 2018 and 2017, respectively	19,255	19,171	18,870
Additional paid-in capital	5,365,683	5,121,102	3,002,878
Accumulated comprehensive income	202,368	170,795	57,692
Deficit	(4,496,606)	(4,124,947)	(2,520,806)
Total Stockholders' Equity	1,090,700	1,186,121	558,634
Total Liabilities and Stockholders' Equity	$ 1,168,776	$ 1,376,965	$ 1,443,979